[DREIER STEIN & KAHAN LLP LETTERHEAD]

John C. Kirkland Partner
Direct Dial: 424.202.6050
Direct Fax: 424.202.6250
jkirkland@dskllp.com

August 22, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Xcorporeal, Inc. - Commission File No. 001-31608 CT Holdings Enterprises, Inc. - Commission File No. 000-18718 Amendment No. 2 to Schedule 14C

Ladies and Gentlemen:

On behalf of our client, Xcorporeal, Inc., submitted herewith for filing with the Commission is Amendment No. 2 to the preliminary information statement on Schedule 14C relating to the merger between Xcorporeal and CT Holdings Enterprises, Inc.

Should you have any questions or require additional information, please feel free to contact me directly at (424) 202-6050.

Respectfully submitted,

/s/ JOHN C. KIRKLAND
John C. Kirkland

Enclosure
cc: David A. Wood, Esq.